Jordan K. Thomsen Vice President, Corporate Counsel Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102 (973) 802-4193 jordan.thomsen@prudential.com

June 8, 2022

Alberto H. Zapata, Esq. Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	Initial Registration Statement Filing on Form N-6 Pruco Life Variable Universal Account (Registrant) Pruco Life Insurance Company (Depositor)

Mr. Zapata:

Enclosed for filing on behalf of the above-referenced Registrant is an initial Registration Statement on Form N-6. The purpose of the N-6 filing is to register the Prudential FlexGuard® Life IVUL, an individual, flexible premium, variable and index-linked universal life insurance contract (“FlexGuard® Life”).

FlexGuard® Life will offer contract owners the ability to allocate premium payments to index-linked investment strategies, as well as variable investment options and a fixed rate option. The contract will offer a choice of death benefit and a variety of optional riders. We are also filing an initial Registration Statement for this contract on Form S-3 on behalf of Pruco Life Insurance Company to register the index strategies.

If you have any questions, please call me at (973) 204-3146.

Respectfully yours,

/s/ Jordan K. Thomsen	June 8, 2022

Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company	Date

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